Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (28,893)	$ (16,203)
Intangible assets, net	36,031	43,041
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	18,485	16,868
Senior care service App [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 46,439	$ 42,376